Basis of Presentation and General Information (Details 2)	Sep. 30, 2014 m3
CNML LPG Transport LLC
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	82,000
CJNP LPG Transport LLC
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	82,000
CMNL LPG Transport LLC
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	82,000
Grendon Tanker LLC
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	5,000
Comet LPG Transport LLC
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	84,000
Corsair LPG Transport LLC
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	84,000
Corvette LPG Transport LLC | Vessels under commitment
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	84,000
Dorian Houston LPG Transport LLC (Cobra) | Vessels under commitment
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	84,000
Dorian Shanghai LPG Transport LLC (Cougar) | Vessels under commitment
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	84,000
Dorian Sao Paulo LPG Transport LLC (Continental) | Vessels under commitment
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	84,000
Dorian Ulsan LPG Transport LLC (Constitution) | Vessels under commitment
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	84,000
Concorde LPG Transport LLC | Vessels under commitment
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	84,000
Dorian Amsterdam LPG Transport LLC (Commodore) | Vessels under commitment
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	84,000
Dorian Dubai LPG Transport LLC (Cresques) | Vessels under commitment
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	84,000
Dorian Monaco LPG Transport LLC (Cheyenne) | Vessels under commitment
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	84,000
Constellation LPG Transport LLC | Vessels under commitment
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	84,000
Dorian Barcelona LPG Transport LLC (Clermont) | Vessels under commitment
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	84,000
Dorian Geneva LPG Transport LLC (Cratis) | Vessels under commitment
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	84,000
Dorian Cape Town LPG Transport LLC (Chaparral) | Vessels under commitment
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	84,000
Dorian Tokyo LPG Transport LLC (Copernicus) | Vessels under commitment
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	84,000
Commander LPG Transport LLC | Vessels under commitment
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	84,000
Dorian Explorer LPG Transport LLC (Challenger) | Vessels under commitment
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	84,000
Dorian Exporter LPG Transport LLC (Caravel) | Vessels under commitment
Vessel Owning Subsidiaries
Capacity of vessel (in cubic meters)	84,000